Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued compensation and benefits		$ 28.3	$ 31.3
Accrued waste disposal costs		37.2	36.4
Accrued insurance and self-insurance reserves		14.9	12.1
Accrued severance		3.6	5.4
Derivative valuation		20.6	0.0
Other accrued expenses		26.1	32.6
Accrued expenses net	$ 144.7	$ 130.7	$ 117.8